LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other provisions

The following table presents GFL’s landfill closure and post-closure obligations for the periods indicated:

	December 31, 2022	December 31, 2021
Balance, December 31, 2021	$880.6	$735.6
Acquisitions via business combinations	34.9	122.3
Adjustment related to prior year acquisitions	(5.3)	1.6
Disposals	(16.4)	(102.9)
Provisions	92.1	149.4
Adjustment for discount rates	(183.1)	—
Accretion	20.1	14.4
Expenditures	(27.5)	(37.1)
Changes in foreign exchange	51.8	(2.7)
Balance, December 31, 2022	847.2	880.6
Less: Current portion of landfill closure and post-closure obligations	(30.8)	(39.1)
Non-current portion of landfill closure and post-closure obligations	$816.4	$841.5

Less than 1 year	$30.8
Between 1-2 years	102.7
Between 2-5 years	117.9
Over 5 years	595.8
$847.2